ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11.   ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2011	2010
Trade payables	$104,699	$91,974
Wages payable	27,247	21,583
Accrued liabilities	47,462	33,390
Goldex mine government grant (note 6(b))	1,452	1,485
Other liabilities	22,687	11,943

	$203,547	$160,375

  In 2011 and 2010, the other liabilities balance mainly consisted of various employee payroll tax withholdings and other payroll taxes.